CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (570,351)		$ 915,705
Change in operating assets and liabilities:
Accrued expenses	(96,000)		(290,616)
Net cash flows from operating activities	(599,681)		(2,391,520)
Cash flows from investing activities:
Net cash flows from investing activities			(320,993,750)
Cash flows from financing activities:
Net cash flows from financing activities			324,146,875
Net change in cash and cash equivalents	(599,681)		761,605
Cash at the beginning of the period	761,605
Cash at the end of the period	161,924		761,605	$ 761,605
Rubicon [Member]
Cash flows from operating activities:
Net loss	(24,819,000)	$ (13,861,000)		(73,151,000)	$ (58,583,000)
Adjustments to reconcile net loss to net cash flows from operating activities:
Loss on disposal of property and equipment	11,000
Amortization and depreciation	1,490,000	1,596,000		7,128,000	6,450,000
Amortization of debt issuance costs	831,000	357,000		1,563,000	1,319,000
Bad debt reserve	(1,710,000)	387,000		4,926,000	4,783,000
Loss on change in fair value of warrants	278,000			606,000
Equity-based compensation	58,000	120,000		543,000	468,000
Phantom unit expense	2,549,000	859,000		7,242,000	271,000
Gain on forgiveness of debt		(1,008,000)		(10,900,000)
Deferred income taxes	35,000	(158,000)		(1,720,000)	(1,144,000)
Change in operating assets and liabilities:
Accounts receivable	4,079,000	(2,756,000)		(2,567,000)	(10,235,000)
Contract assets	1,704,000	1,139,000		(13,627,000)	11,731,000
Prepaid expenses	(150,000)	(806,000)		(2,470,000)	695,000
Other current assets	(341,000)	110,000		(117,000)	1,557,000
Operating right-of-use assets	256,000	201,000		(36,000)	716,000
Accounts payable	12,262,000	4,124,000		5,616,000	15,099,000
Accrued expenses	2,465,000	(6,941,000)		16,670,000	(863,000)
Other noncurrent assets	23,000	16,000		(89,000)	(601,000)
Contract liabilities	160,000	(803,000)		610,000	1,114,000
Operating lease liabilities	(558,000)	(368,000)		(522,000)	(1,176,000)
Other liabilities	49,000	33,000		200,000	31,000
Net cash flows from operating activities	(1,328,000)	(17,759,000)		(59,861,000)	(31,482,000)
Cash flows from investing activities:
Property and equipment purchases	(491,000)	(148,000)		(1,971,000)	(1,288,000)
Intangible asset purchases		(51,000)		(2,031,000)	(218,000)
Net cash flows from investing activities	(491,000)	(199,000)		(4,002,000)	(1,506,000)
Cash flows from financing activities:
Net borrowings on line of credit	3,216,000	653,000		543,000	(6,578,000)
Proceeds from long-term debt		20,000,000		42,254,000	30,778,000
Repayments of long-term debt	(1,500,000)			(3,000,000)	(2,254,000)
Financing costs paid		(800,000)		(2,771,000)	(603,000)
Payments of deferred offering costs	(1,055,000)			(1,057,000)
Net cash flows from financing activities	661,000	19,853,000		68,459,000	21,343,000
Net change in cash and cash equivalents	(1,158,000)	1,895,000		4,596,000	(11,645,000)
Cash at the beginning of the period	10,617,000	6,021,000		6,021,000	17,666,000
Cash at the end of the period	9,459,000	7,916,000	$ 10,617,000	10,617,000	6,021,000
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 2,968,000	$ 1,817,000		$ 8,366,000	$ 6,413,000